INCOME TAXES (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 2,161,135	$ 2,225,086
Deferred compensation	256,106	216,455
Accrued expenses	19,041	3,980
Purchase accounting adjustments for:
Loans	18,136	37,179
Securities	106,474	136,811
Unrealized loss on securities available for sale		994,004
OREO writedowns and expenses	464,326	557,506
Other	367,148	366,107
Deferred tax assets	3,392,366	4,537,128
Deferred tax liabilities:
Federal Home Loan Bank stock	(293,580)	(300,687)
Core deposit intangible	(76,164)	(107,858)
Mortgage servicing rights	(373,757)	(365,462)
Unrealized gain on securities available for sale	(115,890)
Purchase accounting adjustments for:
Premises and equipment	(278,376)	(291,512)
Federal Home Loan Bank advances	(4,762)	(7,958)
Premises and equipment	(254,555)	(210,278)
Deferred tax liabilities	(1,397,084)	(1,283,755)
Net deferred taxes	$ 1,995,282	$ 3,253,373